Submission	Nov. 14, 2025
Submission [Line Items]
Central Index Key	0001618756
Registrant Name	Restaurant Brands International Inc.
Registration File Number	333-285122
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A